Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Related parties
18.	Related parties

The following is a description of certain related party transactions that the Group have entered into with any executive officers, directors or their affiliates and holders of more than 10% of any class of our voting securities in the aggregate, which we refer to as related parties.

(a)	Business combination

On June 6, 2020, Fusion Fuel entered into agreements with affiliate, MagP, under which Fusion Fuel received minimum guaranteed amounts of modules, tracking structures and accessories, electrical installations and assembly services for all equipment relating to the CPV solar trackers (collectively, the “Trackers”) used in Fusion Fuel’s Hydrogen Generators. In addition, Fusion Fuel acquired rights to all MagP intellectual property relating to the technology associated with the Trackers, including all registrations, designs, software, domain names and any other materials along with production processes, customer relationships and an organised workforce. The Group has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Group has concluded that the acquired set is a business.

The total consideration to be paid by Fusion Fuel includes €1,900,000 (€1,150,000 paid during the year in cash and €750,000 payable at year end) and the identifiable assets acquired and liabilities assumed were the following:

Intangible assets	€1,900,000
Total identifiable net assets acquired	€1,900,000

The intangible assets were valued using the market comparison/relief from royalty method, and no goodwill or non-controlling interests arose on the acquisition. August 3, 2020, a patent was registered related to the IP purchased. This combined with the signing of the senior management contracts created significant value in the company during 2020.

(b)	Key management personnel compensation

Compensation of the Group’s key management personnel (executive committee members) includes salaries and share-based payments.

Fees and emoluments – Executive Directors	Year ended December 31, 2020 €’000	Year ended December 31, 2019 €’000	Year ended December 31, 2018 €’000
Basic salary (1)	135	-	-
Share based compensation (2)	1,066	-	-
	1,201	-	-

(1)	Each Executive Committee Member currently receives a total of €180,000 of gross fixed annual compensation. For 2020, a total amount of €135,000 was payable (2019: Nil).

(2)	Three of the four persons who received the earn-out as mentioned in note 1 became executive directors of the Company and the portion of their share based payment compensation is included above.

(3)	Members of the Board receive 5,000 shares per year of service on the Board. In both 2019 and 2020, no shares were issued to any board or Management members. The shares earned in 2020 were deferred to January 31, 2021. Included in the share based compensation above is an amount of €16,376 representing shares earned in 2020.

(4)	Members of the Executive Committee are also entitled to potentially receive variable and incentive awards according to the decision of the Board’s Remuneration Committee. In both 2019 and 2020, no variable or incentive awards was given to any member of staff.

(c)	Key management personnel transactions

During 2020, the Company’s Chief Financial Officer, Frederico Figueira de Chaves, made payments on behalf of Fusion Fuel in the total amount of €144,396 ($171,398), related to operating costs, which were fully repaid by December 2020.

In addition, shareholder loans in the amount of €84,387 were drawn down, of which €2,000 remains outstanding at December 31, 2020. As at December 31, 2019, a shareholder loan of €13,897 was outstanding. This was repaid in full during 2020.

Key Management Personnel Holdings and Related Parties

Directors of the company have control of more than 10% of the voting shares of the company, however no individual controls more than 20% of the company.

Directors and Officers hold a total of 1,394,466 issued Class A and Class B shares in the company at year end.

Joao Teixeira Wahnon, Frederico Figueira de Chaves and Jaime Silva, all have ownership interests in Negordy S.A. (formerly Fusion Welcome S.A., the former parent company of Fusion Fuel which merged with HL Acquisitions and Fusion Fuel Green) that has 1,593,750 Class B Shares of the company.

A number of management personnel, or their related parties, hold positions in other companies that result in them having significant influence. Some of those companies have transacted with the Group during the year and are expected to transact with the company going forward. The terms and conditions of these transaction were no more favourable than those available or which might reasonably be expected to be available in similar transaction with non-key management personnel related companies on an arm’s length basis.

Fusion Fuel has entered into several agreements and transactions with MagP Inovação (“MagP”), a related party, regarding the supply of material, secondment of staff, sub-lease agreements and hydrogen project developments in Portugal. In 2020, the value of these transactions were €1.9m.